Related parties - narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 0	$ 0	$ 0
Share buyback programme [member] | Share-based Payment Arrangement, Tranche One [member]
Disclosure of transactions between related parties [line items]
Agreement to buy treasury shares	$ 600,000,000			$ 300,000,000
Equinor ASA [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	67.00%
Equinor ASA [member] | Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 284,000,000
Related Party Lease Contract Term	The lease contracts extend to the years 2034 and 2037
Equinor ASA [member] | Gassco AS [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions	$ 1,030,000,000.000	896,000,000	1,076,000,000.000
Norwegian State [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	435,000,000	169,000,000
Norwegian State [member] | Oil and gas assets [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	9,572,000,000	5,108,000,000	7,505,000,000
Norwegian State [member] | Tjeldbergodden [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 88,000,000.000	$ 18,000,000.000	$ 36,000,000.000
Folketrygdfondet [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	3.70%